Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense - USD ($)	Feb. 28, 2022	May 31, 2021
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2023	$ 111,989	$ 111,989
2024	111,989	111,989
2025	111,989	111,989
2026	111,989	111,989
2027	111,989	111,989
Thereafter	659,073	745,245
	$ 1,219,018	$ 1,305,190